AIF STAT SUP-1 060412
Statutory Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco China Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
May Lo	Portfolio Manager	2007
Joseph Tang	Portfolio Manager	2012”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Hong Kong. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	May Lo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco Hong Kong and/or its affiliates since 2005.

•	Joseph Tang, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco Hong Kong and/or its affiliates since 2006.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
AIF STAT SUP-1 060412

AIF STAT SUP-2 060412
Statutory Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced Risk Allocation Fund	Invesco Emerging Markets Equity Fund
Invesco Balanced Risk Commodities Strategy Fund	Invesco Endeavor Fund
Invesco China Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco Premium Income Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – Invesco China Fund – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
May Lo	Portfolio Manager	2007
Joseph Tang	Portfolio Manager	2012”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco China Fund” in the prospectus:
•	“May Lo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco Hong Kong and/or its affiliates since 2005.

•	Joseph Tang, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco Hong Kong and/or its affiliates since 2006.”
AIF STAT SUP-2 060412